Accounts and notes receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts and notes receivable, net
Accounts receivable	¥ 197,931		¥ 82,096
Allowance for doubtful accounts	(7,489)		(3,612)
Accounts and notes receivable, net	¥ 190,442	$ 27,233	¥ 78,484